Deferred Acquisition Costs and Deferred Sales Inducements - Rollforward of Deferred Acquisition Costs Before Adoption (Details) - USD ($) $ in Thousands					12 Months Ended
	Jan. 01, 2023		Jan. 01, 2022		Dec. 31, 2022 [1]	Dec. 31, 2021		Dec. 31, 2020
Insurance [Abstract]
Balance, beginning of period	$ 12,923,000	[1]	$ 13,525,000	[1]	$ 13,525,000	$ 13,897,000		$ 12,337,000
Deferrals of acquisition costs								738,000
Amortization of deferred acquisition costs	1,226,000		1,307,000					533,000
Unrealized investment (gains) losses								289,000
Balance, end of period	$ 12,923,000		$ 13,525,000		$ 12,923,000	$ 13,525,000	[1]	$ 13,897,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.